Lease (Details) - Schedule of Maturity Analysis of Operating Leases Liabilities	Jun. 30, 2023 USD ($)
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2023	$ 177,700
2024	187,286
2025	139,188
2026	33,977
Total future undiscounted cash flow	538,151
Less: Discount on operating lease liabilities	(34,020)
Present value of operating lease liabilities	504,131
Less: Current portion of operating lease liabilities	(305,055)
Non-current portion of operating lease liabilities	$ 199,076